UNAUDITED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net income (loss) for the period	$ (10,412)	$ 6,060
Adjustments for:
Net income from discontinued operations		(204)
Pension and medical benefits (actuarial expense)	817	1,070
Results of equity-accounted investments	509	(251)
Depreciation, depletion and amortization	6,336	7,429
Impairment of assets (reversal)	13,371	20
Allowance (reversals) for credit loss on trade and other receivables	132	38
Exploratory expenditure write-offs	38	64
Foreign exchange, indexation and finance charges	8,205	4,260
Deferred income taxes, net	(3,614)	1,684
Revision and unwinding of discount on the provision for decommissioning costs	354	411
Inventory write-down (write-back) to net realizable value	372	(10)
PIS and COFINS recovery - exclusion of ICMS (VAT tax) from the basis of calculation	(3,257)
Disposal/write-offs of assets and remeasurement of investment retained with loss of control	85	(5,554)
Trade and other receivables, net	(504)	1,055
Inventories	1,106	(617)
Judicial deposits	(728)	(1,085)
Escrow account - Class action agreement		(982)
Other assets	(421)	(918)
Trade payables	(292)	(843)
Other taxes payable	451	1,019
Pension and medical benefits	(659)	(495)
Provisions for legal proceedings	(269)	(1,190)
Short-term benefits	1,110	127
Provision for decommissioning costs	(172)	(256)
Other liabilities	943	(543)
Income taxes paid	(267)	(609)
Net cash provided by operating activities from continuing operations	13,234	9,680
Net cash provided by operating activities - discontinued operations		256
Net cash provided by operating activities	13,234	9,936
Cash flows from investing activities
Acquisition of PP&E and intangibles assets	(3,371)	(3,622)
Investments in investees	(940)	(10)
Proceeds from disposal of assets - Divestment	434	9,111
Divestment (Investment) in marketable securities	145	475
Dividends received	104	816
Net cash provided by (used in) investing activities from continuing operations	(3,628)	6,770
Net cash used in investing activities - discontinued operations		(51)
Net cash provided by (used in) investing activities	(3,628)	6,719
Cash flows from financing activities
Investments by non-controlling interest	(25)	(93)
Proceeds from financing	15,796	4,725
Repayment of principal - finance debt	(7,222)	(11,957)
Repayment of interest - finance debt	(1,697)	(2,349)
Repayment of lease liability	(2,971)	(2,238)
Dividends paid to Shareholders of Petrobras	(1,020)	(1,006)
Dividends paid to non-controlling interests	(30)	(86)
Net cash provided by (used in) financing activities from continuing operations	2,831	(13,004)
Net cash used in financing activities - discontinued operations		(495)
Net cash provided by (used in) financing activities	2,831	(13,499)
Effect of exchange rate changes on cash and cash equivalents	(344)	151
Net increase (decrease) in cash and cash equivalents	12,093	3,307
Cash and cash equivalents at the beginning of the period	7,377	13,899
Cash and cash equivalents at the end of the period	$ 19,470	$ 17,206